GOVERNMENT SUBSIDIES (Details) - CAD ($) $ in Thousands		12 Months Ended
	Apr. 01, 2020	Aug. 31, 2022	Aug. 31, 2021
Common [Table]
Percentage of employee wages covered under CEWS	75.00%
Income from government grants		$ 154	$ 8,147
Subsidies
Common [Table]
Income from government grants		0	8,147
Employment grant
Common [Table]
Income from government grants		$ 154	$ 0